Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jul. 02, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior Notes	$ 400,000	$ 400,000	$ 0
Amount outstanding	32,000		245,000
Capital lease obligations	132		125
Debt and Capital Lease Obligations	432,132		245,125
Long-term Debt and Capital Lease Obligations, Current	40		37
Long-term Debt and Capital Lease Obligations	$ 432,092		$ 245,088